ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 75,338,420	456,076,191	279,130,015	433,850,961	521,204,802	$ 1,210,789	7,329,752		2,260,713	17,279,974	9,084,131
Due from subsidiaries	46,936,917	284,142,012	105,531,368			141,892,201	858,972,809		545,695,322
Other current assets	97,767,312	591,853,975	413,330,793			4,568,679	27,657,413		27,551,909
Capped call options	17,712,077	107,223,601				17,712,077	107,223,601
Total current assets	882,554,906	5,342,722,628	3,985,609,158			165,383,746	1,001,183,575		575,507,944
Non-current assets:
Investments in subsidiaries						297,440,700	1,800,616,766		1,325,667,558
Capped call options			16,131,208						16,131,208
Total assets	1,752,849,511	10,611,225,071	8,372,320,321			462,824,446	2,801,800,341		1,917,306,710
Current liabilities:
Due to subsidiaries	407,744	2,468,361	30,045,245			2,424,466	14,676,988		61,197,969
Other current liabilities						1,138,912	6,894,632		7,404,779
Convertible senior notes - current	127,275,203	770,485,897				127,275,203	770,485,897
Total current liabilities	1,195,486,116	7,237,114,297	6,238,443,457			130,838,581	792,057,517		68,602,748
Convertible senior notes			483,581,668						483,581,668
Total liabilities	1,419,067,924	8,590,611,483	6,998,508,914			130,838,581	792,057,517		552,184,416
Shareholders' Equity
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 88,758,778 and 108,051,630 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	2,573	15,574	13,202			2,573	15,574		13,202
Additional paid-in capital	325,206,414	1,968,702,066	1,524,728,796			325,206,414	1,968,702,066		1,524,728,796
Accumulated other comprehensive income	2,125,883	12,869,458	236,395			2,125,883	12,869,458		236,395
Treasury stock, at cost: 1,723,200 shares of ordinary shares as of December 31, 2012 and 2013, respectively	(2,292,078)	(13,875,553)	(13,875,553)			(2,292,078)	(13,875,553)		(13,875,553)
Accumulated losses	(23,605,052)	(142,897,904)	(325,021,804)			6,943,073	42,031,279		(145,980,546)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	331,985,865	2,009,742,824	1,365,122,294			331,985,865	2,009,742,824		1,365,122,294
Total liabilities and shareholders' equity	$ 1,752,849,511	10,611,225,071	8,372,320,321			$ 462,824,446	2,801,800,341		1,917,306,710
Ordinary shares:
Ordinary shares, par value		0.00002	0.00002			$ 0.00002		$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000			500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	108,051,630	108,051,630	88,758,778			108,051,630	108,051,630	88,758,778	88,758,778
Ordinary shares, shares outstanding	108,051,630	108,051,630	88,758,778			108,051,630	108,051,630	88,758,778	88,758,778
Treasury stock at cost, shares	1,723,200	1,723,200	1,723,200			1,723,200	1,723,200	1,723,200	1,723,200